Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share for each class of ordinary share - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net income		$ 2,723,876	$ 4,751,559	$ 5,380,889	$ 4,983,326	$ 3,967,193
Denominator:
Weighted average shares outstanding		34,500,000	34,500,000	34,500,000	26,917,582	28,828,767
Basic and diluted net income per share	$ 0	$ 0.08	$ 0.14	$ 0.16	$ 0.19	$ 0.14
Class B [Member]
Numerator:
Allocation of net income	$ (5,494)	$ 680,969	$ 1,032,948	$ 1,345,222	$ 1,388,495	$ 1,161,457
Denominator:
Weighted average shares outstanding	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,440,068
Basic and diluted net income per share	$ 0	$ 0.08	$ 0.14	$ 0.16	$ 0.19	$ 0.14